INTANGIBLE ASSETS, NET (Schedule of Estimated Amortization Expense) (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Estimated amortization expense
2021	$ 2,278
2022	2,087
2023	1,790
2024	1,732
Thereafter	11,394
Intangible assets, net	$ 19,281	$ 19,841